FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Schedule of liquidity risks (Details) - Liquidity risk - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Risk management
Undiscounted cash flows	$ (127,935)	$ (110,074)
Liabilities in respect of leases- short term
Risk management
Undiscounted cash flows	(786)	(639)
Trade payables
Risk management
Undiscounted cash flows	(3,121)	(1,378)
Payables to related parties
Risk management
Undiscounted cash flows	(616)	(740)
Other Accounts Payable
Risk management
Undiscounted cash flows	(8,540)	(7,871)
Long term loans from banks
Risk management
Undiscounted cash flows	(67,691)	(68,020)
Liabilities in respect of leases- long term
Risk management
Undiscounted cash flows	(1,392)	(2,067)
Loan from Shareholder
Risk management
Undiscounted cash flows		(1,107)
Advanced payments from MDA against future orders
Risk management
Undiscounted cash flows	(39,296)	(28,138)
Liability for IIA Royalties
Risk management
Undiscounted cash flows	(774)
Derivatives Liabilities
Risk management
Undiscounted cash flows	(5,719)	(114)
Within 30 days
Risk management
Undiscounted cash flows	(3,536)	(2,011)
Within 30 days | Liabilities in respect of leases- short term
Risk management
Undiscounted cash flows	(164)	(172)
Within 30 days | Trade payables
Risk management
Undiscounted cash flows	(1,264)	(258)
Within 30 days | Payables to related parties
Risk management
Undiscounted cash flows	(100)	0
Within 30 days | Other Accounts Payable
Risk management
Undiscounted cash flows	(2,008)	(1,581)
Within 30 days | Long term loans from banks
Risk management
Undiscounted cash flows	0	0
Within 30 days | Liabilities in respect of leases- long term
Risk management
Undiscounted cash flows	0	0
Within 30 days | Loan from Shareholder
Risk management
Undiscounted cash flows		0
Within 30 days | Advanced payments from MDA against future orders
Risk management
Undiscounted cash flows	0	0
Within 30 days | Liability for IIA Royalties
Risk management
Undiscounted cash flows	0
Within 30 days | Derivatives Liabilities
Risk management
Undiscounted cash flows	0	0
Year one
Risk management
Undiscounted cash flows	(48,823)	(8,617)
Year one | Liabilities in respect of leases- short term
Risk management
Undiscounted cash flows	(622)	(467)
Year one | Trade payables
Risk management
Undiscounted cash flows	(1,857)	(1,120)
Year one | Payables to related parties
Risk management
Undiscounted cash flows	(516)	(740)
Year one | Other Accounts Payable
Risk management
Undiscounted cash flows	(6,532)	(6,290)
Year one | Long term loans from banks
Risk management
Undiscounted cash flows	0	0
Year one | Liabilities in respect of leases- long term
Risk management
Undiscounted cash flows	0	0
Year one | Loan from Shareholder
Risk management
Undiscounted cash flows		0
Year one | Advanced payments from MDA against future orders
Risk management
Undiscounted cash flows	(39,296)	0
Year one | Liability for IIA Royalties
Risk management
Undiscounted cash flows	0
Year one | Derivatives Liabilities
Risk management
Undiscounted cash flows	0	0
1-3 years
Risk management
Undiscounted cash flows	(75,576)	(99,446)
1-3 years | Liabilities in respect of leases- short term
Risk management
Undiscounted cash flows	0	0
1-3 years | Trade payables
Risk management
Undiscounted cash flows	0	0
1-3 years | Payables to related parties
Risk management
Undiscounted cash flows	0	0
1-3 years | Other Accounts Payable
Risk management
Undiscounted cash flows	0	0
1-3 years | Long term loans from banks
Risk management
Undiscounted cash flows	(67,691)	(68,020)
1-3 years | Liabilities in respect of leases- long term
Risk management
Undiscounted cash flows	(1,392)	(2,067)
1-3 years | Loan from Shareholder
Risk management
Undiscounted cash flows		(1,107)
1-3 years | Advanced payments from MDA against future orders
Risk management
Undiscounted cash flows	0	(28,138)
1-3 years | Liability for IIA Royalties
Risk management
Undiscounted cash flows	(774)
1-3 years | Derivatives Liabilities
Risk management
Undiscounted cash flows	$ (5,719)	$ (114)